Available-for-sale financial investments (Details Narrative) - PEN (S/) S/ in Thousands		12 Months Ended
	Dec. 14, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of financial assets [line items]
Proceeds from sale of available for sale financial investments		S/ 694
Financial Assets Available-for-Sale, Category [Member] | Equity Investments [Member] | Union Andina de Cementos S.A.A. [Member]
Disclosure of financial assets [line items]
Number of shares		9,148,373	[1]	256,624	[2]
Proceeds from sale of available for sale financial investments	S/ 694
Gain from sale of available for sale financial investments	S/ 243

[1]	Represents 7.76% of its common shares.
[2]	Represents 0.016% of its common shares.